Schedule of Investments (unaudited)	iShares® Russell Top 200 Value ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.9%
Boeing Co. (The)(a)	49,055	$9,875,752
General Dynamics Corp.	22,685	4,729,142
L3Harris Technologies Inc.	18,262	3,894,189
Lockheed Martin Corp.	2,834	1,007,232
Northrop Grumman Corp.	12,563	4,862,760
Raytheon Technologies Corp.	138,228	11,895,902
		36,264,977
Air Freight & Logistics — 0.3%
FedEx Corp.	12,644	3,270,244
Automobiles — 1.3%
Ford Motor Co.	356,873	7,412,252
General Motors Co.(a)	125,396	7,351,968
Rivian Automotive Inc., Class A(a)(b)	9,800	1,016,162
		15,780,382
Banks — 9.7%
Bank of America Corp.	659,763	29,352,856
Citigroup Inc.	181,746	10,975,641
JPMorgan Chase & Co.	268,982	42,593,300
PNC Financial Services Group Inc. (The)	38,700	7,760,124
Truist Financial Corp.	122,507	7,172,785
U.S. Bancorp.	122,431	6,876,949
Wells Fargo & Co.	366,418	17,580,735
		122,312,390
Beverages — 1.3%
Coca-Cola Co. (The)	104,132	6,165,656
Constellation Brands Inc., Class A	14,556	3,653,119
Keurig Dr Pepper Inc.	63,381	2,336,224
Monster Beverage Corp.(a)	2,428	233,185
PepsiCo Inc.	21,427	3,722,084
		16,110,268
Biotechnology — 1.7%
Amgen Inc.	9,226	2,075,573
Biogen Inc.(a)	13,482	3,234,601
Gilead Sciences Inc.	114,996	8,349,860
Regeneron Pharmaceuticals Inc.(a)	8,164	5,155,729
Vertex Pharmaceuticals Inc.(a)	14,236	3,126,226
		21,941,989
Building Products — 0.4%
Johnson Controls International PLC	65,266	5,306,778
Capital Markets — 5.4%
Bank of New York Mellon Corp. (The)	69,261	4,022,679
BlackRock Inc.(c)	13,040	11,938,902
Charles Schwab Corp. (The)	137,201	11,538,604
CME Group Inc.	32,697	7,469,957
Goldman Sachs Group Inc. (The)	28,450	10,883,547
Intercontinental Exchange Inc.	50,715	6,936,291
Moody's Corp.	764	298,403
Morgan Stanley	122,655	12,039,815
S&P Global Inc.	6,438	3,038,285
		68,166,483
Chemicals — 1.1%
Air Products & Chemicals Inc.	20,248	6,160,656
Dow Inc.	63,258	3,587,994
DuPont de Nemours Inc.	47,715	3,854,418
Security	Shares	Value

Chemicals (continued)
Ecolab Inc.	2,793	$655,210
		14,258,278
Commercial Services & Supplies — 0.4%
Waste Management Inc.	32,373	5,403,054
Communications Equipment — 1.9%
Cisco Systems Inc.	387,127	24,532,238
Consumer Finance — 0.7%
American Express Co.	21,371	3,496,295
Capital One Financial Corp.	38,699	5,614,838
		9,111,133
Diversified Financial Services — 4.0%
Berkshire Hathaway Inc., Class B(a)	168,029	50,240,671
Diversified Telecommunication Services — 2.9%
AT&T Inc.	654,358	16,097,207
Verizon Communications Inc.	379,612	19,724,639
		35,821,846
Electric Utilities — 3.2%
American Electric Power Co. Inc.	45,688	4,064,861
Duke Energy Corp.	70,477	7,393,037
Exelon Corp.	89,010	5,141,218
NextEra Energy Inc.	179,638	16,771,004
Southern Co. (The)	96,886	6,644,442
		40,014,562
Electrical Equipment — 0.9%
Eaton Corp. PLC	36,308	6,274,749
Emerson Electric Co.	54,364	5,054,221
		11,328,970
Energy Equipment & Services — 0.3%
Schlumberger NV	127,559	3,820,392
Entertainment — 2.6%
Activision Blizzard Inc.	70,431	4,685,774
Electronic Arts Inc.	25,795	3,402,361
Walt Disney Co. (The)(a)	157,847	24,448,922
		32,537,057
Equity Real Estate Investment Trusts (REITs) — 1.5%
Digital Realty Trust Inc.	25,581	4,524,511
Equinix Inc.	2,353	1,990,262
Prologis Inc.	67,234	11,319,516
Public Storage	3,228	1,209,080
		19,043,369
Food & Staples Retailing — 1.9%
Costco Wholesale Corp.	2,603	1,477,723
Walgreens Boots Alliance Inc.	65,603	3,421,852
Walmart Inc.	131,411	19,013,858
		23,913,433
Food Products — 1.2%
General Mills Inc.	55,780	3,758,456
Kraft Heinz Co. (The)	63,523	2,280,476
Mondelez International Inc., Class A	127,729	8,469,710
		14,508,642
Health Care Equipment & Supplies — 3.6%
Abbott Laboratories	79,557	11,196,852
Baxter International Inc.	45,839	3,934,820
Becton Dickinson and Co.	26,140	6,573,687
Boston Scientific Corp.(a)	129,380	5,496,062

Schedule of Investments (unaudited) (continued)	iShares® Russell Top 200 Value ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Medtronic PLC	122,991	$12,723,419
Stryker Corp.	18,221	4,872,660
		44,797,500
Health Care Providers & Services — 6.4%
Anthem Inc.	22,435	10,399,520
Centene Corp.(a)	52,744	4,346,106
Cigna Corp.	29,808	6,844,811
CVS Health Corp.	120,571	12,438,104
Humana Inc.	11,758	5,454,066
UnitedHealth Group Inc.	80,234	40,288,701
		79,771,308
Hotels, Restaurants & Leisure — 1.2%
McDonald's Corp.	56,236	15,075,185
Household Products — 3.3%
Colgate-Palmolive Co.	35,905	3,064,133
Kimberly-Clark Corp.	15,197	2,171,955
Procter & Gamble Co. (The)	220,466	36,063,828
		41,299,916
Industrial Conglomerates — 2.6%
3M Co.	45,060	8,004,008
General Electric Co	99,618	9,410,913
Honeywell International Inc.	49,904	10,405,483
Roper Technologies Inc.	9,561	4,702,673
		32,523,077
Insurance — 3.0%
Allstate Corp. (The)	26,856	3,159,608
American International Group Inc.	76,057	4,324,601
Aon PLC, Class A	8,433	2,534,623
Chubb Ltd.	39,834	7,700,311
Marsh & McLennan Companies Inc.	40,869	7,103,850
MetLife Inc.	66,121	4,131,901
Progressive Corp. (The)	53,273	5,468,473
Travelers Companies Inc. (The)	22,933	3,587,409
		38,010,776
Interactive Media & Services — 1.7%
Alphabet Inc., Class A(a)	3,831	11,098,560
Alphabet Inc., Class C, NVS(a)	3,573	10,338,797
		21,437,357
IT Services — 3.1%
Accenture PLC, Class A	11,371	4,713,848
Automatic Data Processing Inc.	3,092	762,425
Cognizant Technology Solutions Corp., Class A	48,083	4,265,924
Fidelity National Information Services Inc.	56,511	6,168,176
Fiserv Inc.(a)	50,804	5,272,947
Global Payments Inc.	26,700	3,609,306
International Business Machines Corp.	81,862	10,941,675
Kyndryl Holdings Inc.(a)	20,514	371,304
Snowflake Inc., Class A(a)	1,059	358,736
Twilio Inc., Class A(a)	10,912	2,873,566
		39,337,907
Life Sciences Tools & Services — 3.2%
Danaher Corp.	55,062	18,115,949
Thermo Fisher Scientific Inc.	32,751	21,852,777
		39,968,726
Machinery — 0.2%
Caterpillar Inc.	6,866	1,419,477
Security	Shares	Value

Machinery (continued)
Illinois Tool Works Inc.	2,939	$725,345
		2,144,822
Media — 1.7%
Charter Communications Inc., Class A(a)	637	415,305
Comcast Corp., Class A	417,790	21,027,371
		21,442,676
Metals & Mining — 0.7%
Freeport-McMoRan Inc.	94,434	3,940,731
Newmont Corp.	73,102	4,533,786
Southern Copper Corp.	673	41,531
		8,516,048
Multi-Utilities — 0.8%
Dominion Energy Inc.	73,784	5,796,471
Sempra Energy	29,150	3,855,962
		9,652,433
Multiline Retail — 0.7%
Dollar General Corp.	12,285	2,897,172
Target Corp.	25,034	5,793,869
		8,691,041
Oil, Gas & Consumable Fuels — 4.8%
Chevron Corp.	177,223	20,797,119
ConocoPhillips	120,865	8,724,036
EOG Resources Inc.	46,855	4,162,129
Exxon Mobil Corp.	387,948	23,738,538
Kinder Morgan Inc.	177,943	2,822,176
		60,243,998
Pharmaceuticals — 8.5%
Bristol-Myers Squibb Co.	204,634	12,758,930
Eli Lilly & Co.	16,238	4,485,260
Johnson & Johnson	241,368	41,290,824
Merck & Co. Inc.	232,078	17,786,458
Pfizer Inc.	511,405	30,198,465
Zoetis Inc.	2,239	546,383
		107,066,320
Road & Rail — 1.6%
CSX Corp.	202,463	7,612,609
Norfolk Southern Corp.	22,477	6,691,628
Uber Technologies Inc.(a)	21,092	884,388
Union Pacific Corp.	21,892	5,515,251
		20,703,876
Semiconductors & Semiconductor Equipment — 3.4%
Analog Devices Inc.	29,451	5,176,602
Intel Corp.	370,275	19,069,162
Micron Technology Inc.	88,466	8,240,608
NXP Semiconductors NV	16,746	3,814,404
Texas Instruments Inc.	32,019	6,034,621
		42,335,397
Software — 1.6%
Oracle Corp.	10,470	913,089
salesforce.com Inc.(a)	69,216	17,589,862
VMware Inc., Class A.	12,823	1,485,929
		19,988,880
Technology Hardware, Storage & Peripherals — 0.1%
Dell Technologies Inc., Class C(a)	12,840	721,223
Tobacco — 1.4%
Altria Group Inc.	75,082	3,558,136

Schedule of Investments (unaudited) (continued)	iShares® Russell Top 200 Value ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Tobacco (continued)
Philip Morris International Inc.	142,643	$13,551,085
		17,109,221
Wireless Telecommunication Services — 0.5%
T-Mobile U.S. Inc.(a)	53,736	6,232,301

Total Common Stocks — 99.7%
(Cost: $1,007,884,874)		1,250,757,144

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(e)	1,023,255	1,023,562
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	2,270,000	2,270,000
		3,293,562
Total Short-Term Investments — 0.3%
(Cost: $3,293,562)		3,293,562

Total Investments in Securities — 100.0%
(Cost: $1,011,178,436)		1,254,050,706
Other Assets, Less Liabilities — 0.0%		9,029

Net Assets — 100.0%		$1,254,059,735

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$144,852	$878,710	(a)	$—	$—	$—	$1,023,562	1,023,255	$484	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,620,000	650,000	(a)	—	—	—	2,270,000	2,270,000	91		—
BlackRock Inc.	10,425,759	3,007,361		(3,642,262)	1,141,074	1,006,970	11,938,902	13,040	161,190		—
					$1,141,074	$1,006,970	$15,232,464		$161,765		$—
(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
DIJA Mini e-CBOT Index	9	03/18/22	$1,630	$30,072
E-Mini Consumer Staples Index	9	03/18/22	698	31,160
E-Mini Financial Select Sector Index	7	03/18/22	841	5,652
				$66,884

Schedule of Investments (unaudited) (continued)	iShares® Russell Top 200 Value ETF
December 31, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,250,757,144	$—	$—	$1,250,757,144
Money Market Funds	3,293,562	—	—	3,293,562
	$1,254,050,706	$—	$—	$1,254,050,706
Derivative financial instruments(a)
Assets
Futures Contracts	$66,884	$—	$—	$66,884

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

4